Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	272.15%	6.54%	0.18%
Changes in valuation allowance	(211.94%)	(52.83%)	(25.18%)
Tax rate difference from statutory rate in other jurisdictions	42.03%	(6.62%)
Tax effect of preferential tax treatments	(54.78%)
Effective tax rate	72.46%	(27.91%)